Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rate Used for the Translation	Exchange rate used for the translation as follows:
USD to PHP	Period End	Average Rate
June 30, 2026	61.38300	59.94491
December 31, 2025	58.87250	N/A
June 30, 2025	56.31650	57.09491

Schedule of Property, Plant and Equipment

The Company’s property, plant and equipment are recorded at cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated on the straight-line method after taking into account their respective estimated residual values over the following estimated useful lives:

Category	Useful life
Land	Indefinite
Real property and buildings	20 years
Vehicle	5 years
Machinery and equipment	10 years